ACQUISITIONS - (Tables)	12 Months Ended
Dec. 31, 2018
DRDGOLD Limited
Disclosure of detailed information about business combination [line items]
Schedule of identifiable assets acquired and liabilities assumed in acquisition
Figures in million	Notes	2018
Property, plant and equipment[1]	12	1,443.2
Environmental rehabilitation obligation funds	17	244.7
Other non-current assets		28.7
Inventories		243.5
Trade and other receivables		138.4
Cash and cash equivalents		282.8
Environmental rehabilitation obligation and other provisions	25	(672.7)
Deferred tax liabilities	9.3	(132.2)
Other non-current liabilities		(54.9)
Trade and other payables		(337.1)
Other current liabilities		(17.6)
Total fair value of identifiable net assets acquired		1,166.8

[1] The fair value of property, plant and equipment was based on the expected discounted cash flows of the expected ore reserves and costs to extract the ore discounted at a real discount rate of 9.3% and an average gold price of R580,000/kg.

Schedule of goodwill arising from acquisition
Figures in million	Note	SA rand
Transaction with DRDGOLD shareholders (Consideration)[1]		261.4
Fair value of identifiable net assets acquired		(1,166.8)
Non-controlling interest, based on the proportionate interest in the recognised amounts of assets and liabilities[2]		940.3
Goodwill	14	34.9

[1] The purchase consideration was calculated as 61.95% of the fair value of Far West Gold Recoveries assets and liabilities. The fair value of assets and liabilities, excluding property, plant and equipment, approximate the carrying value. The fair value of property, plant and equipment was based on the expected discounted cash flows of the expected ore reserves and costs to extract the ore discounted at a real discount rate of 13.8%, an average gold price of R580,000/kg. Although Sibanye-Stillwater exchanged (i.e. disposed) the Far West Gold Recoveries assets and liabilities, the Group effectively retains control. The transaction with DRDGOLD shareholders, therefore, represents the difference between 61.95% of the fair value and carrying value of Far West Gold Recoveries assets and liabilities.

[2] Non-controlling interest was based on the proportionate interest (of 61.95%) in the carrying value of the Far West Gold Recoveries assets and liabilities, and fair value of the DRDGOLD net assets and liabilities acquired.

Stillwater
Disclosure of detailed information about business combination [line items]
Schedule of consideration paid for acquisition

Figures in million	Note	US dollar	SA rand
Cash		2,080.7	27,174.5
Liability raised in respect of dissenting shareholders	18.2	104.5	1,364.3
Settlement of share-based payment awards (cash)		16.2	211.9
Total consideration		2,201.4	28,750.7

Schedule of identifiable assets acquired and liabilities assumed in acquisition
Figures in million	Notes	US dollar	SA rand
Property, plant and equipment	12	2,293.2	29,948.6
Other non-current assets		6.9	90.8
Inventories		159.7	2,085.4
Current investments		278.9	3,642.2
Cash and cash equivalents		137.2	1,792.2
Other current assets		37.3	487.3
Borrowings		(454.6)	(5,937.6)
Environmental rehabilitation obligation	25	(23.9)	(312.1)
Deferred tax liabilities	9.3	(573.2)	(7,486.3)
Other non-current liabilities		(19.9)	(260.3)
Trade and other payables		(88.1)	(1,150.1)
Other current liabilities		(1.8)	(23.3)
Total fair value of identifiable net assets acquired[1]		1,751.7	22,876.8

[1] The fair value of assets and liabilities excluding property, plant and equipment, inventories and borrowings approximate the carrying value. The fair value of property, plant and equipment was based on the expected discounted cash flows of the expected ore reserves and costs to extract the ore discounted at a real discount rate of 8.6% for the Stillwater and East Boulder mines and Columbus metallurgical complex, and 10.3% for the Blitz project, an average platinum price of US$1,375/oz and an average palladium price of US$880/oz. The fair value of borrowings (Convertible Debentures) was based on the settlement price.

Schedule of goodwill arising from acquisition

Figures in million	Note	US dollar	SA rand
Consideration		2,201.4	28,750.7
Fair value of identifiable net assets		(1,751.7)	(22,876.8)
Goodwill	14	449.7	5,873.9